Supplemental guarantor consolidated statement of cash flows (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities		$ 36,958		$ 19,705		$ 28,913
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(46)		(26)		(287)
Disposal of subsidiaries, associates and intangible assets	[1]	674		114		137
Purchase of property, equipment and software		(1,854)		(1,584)		(1,688)
Disposal of property, equipment and software		366		11		114
Purchase of financial assets measured at fair value through other comprehensive income		(6,290)		(3,424)		(1,999)
Disposal and redemption of financial assets measured at fair value through other comprehensive income		4,530		3,913		1,361
Net (purchase) / redemption of debt securities measured at amortized cost		(4,166)		(562)		(3,770)
Net cash flow from / (used in) investing activities		(6,785)		(1,558)		(6,132)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		23,845		(17,149)		(12,245)
Distributions paid on UBS shares		(2,607)		(2,544)		(2,440)
Repayment of lease liabilities		(569)		(518)
Issuance of long-term debt, including debt issued designated at fair value		80,255		65,047		60,682
Repayment of long-term debt, including debt issued designated at fair value		(87,098)		(68,883)		(44,344)
Net changes in non-controlling interests		(6)		(8)		(31)
Net cash flow from / (used in) financing activities		12,432		(25,614)		190
Total cash flow
Cash and cash equivalents at the beginning of the year	[2]	119,873		126,079		104,834
Net cash flow from / (used in) operating, investing and financing activities		42,605		(7,467)		22,971
Effects of exchange rate differences on cash and cash equivalents		11,052		1,261		(1,726)
Cash and cash equivalents at the end of the year	[2]	173,531		119,873		126,079
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[3]	158,088		106,957		108,268
of which: loans and advances to banks		14,028		11,386		15,678
of which: money market paper	[4]	1,415		1,530		2,133
Clearstream Fund Centre AG
Cash flow from / (used in) investing activities
Disposal of subsidiaries, associates and intangible assets		426
UBS AG (consolidated)
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities		36,581		18,805		27,744
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(46)		(26)		(287)
Disposal of subsidiaries, associates and intangible assets	[1]	674		114		137
Purchase of property, equipment and software		(1,573)		(1,401)		(1,473)
Disposal of property, equipment and software		364		11		114
Purchase of financial assets measured at fair value through other comprehensive income		(6,290)		(3,424)		(1,999)
Disposal and redemption of financial assets measured at fair value through other comprehensive income		4,530		3,913		1,361
Net (purchase) / redemption of debt securities measured at amortized cost		(4,166)		(562)		(3,770)
Net cash flow from / (used in) investing activities		(6,506)		(1,374)		(5,918)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		23,845		(17,149)		(12,245)
Distributions paid on UBS shares		(3,848)		(3,250)		(3,098)
Repayment of lease liabilities		(547)		496
Issuance of long-term debt, including debt issued designated at fair value		72,273		59,199		54,726
Repayment of long-term debt, including debt issued designated at fair value		(83,825)		(68,883)		(44,344)
Funding from UBS Group AG and its subsidiaries		4,606		5,848		5,956
Net changes in non-controlling interests		(6)		(8)		(31)
Net activity related to group internal capital transactions and dividends		0		0		0
Net cash flow from / (used in) financing activities		12,498		(24,738)		963
Total cash flow
Cash and cash equivalents at the beginning of the year	[5]	119,804		125,853		104,787
Net cash flow from / (used in) operating, investing and financing activities		42,573		(7,307)		22,789
Effects of exchange rate differences on cash and cash equivalents		11,053		1,258		(1,722)
Cash and cash equivalents at the end of the year	[5]	173,430		119,804		125,853
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[3]	158,088		106,957		108,268
of which: loans and advances to banks		13,928		11,317		15,452
of which: money market paper	[6]	1,415		1,530		2,133
UBS AG (consolidated) | Clearstream Fund Centre AG
Cash flow from / (used in) investing activities
Disposal of subsidiaries, associates and intangible assets		426
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[7]	(14,883)		17,531		(652)	[8]
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[7]	0		(6)		(124)	[8]
Disposal of subsidiaries, associates and intangible assets	[7]	14	[9]	100		97	[8]
Purchase of property, equipment and software	[7]	(714)		(628)		(822)	[8]
Disposal of property, equipment and software	[7]	361		10		111	[8]
Purchase of financial assets measured at fair value through other comprehensive income	[7]	(77)		(10)		(170)	[8]
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[7]	79		10		20	[8]
Net (purchase) / redemption of debt securities measured at amortized cost	[7]	(3,021)		(1,045)		(1,000)	[8]
Net cash flow from / (used in) investing activities	[7]	(3,357)		(1,569)		(1,888)	[8]
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[7]	23,828		(17,150)		(12,295)	[8]
Distributions paid on UBS shares	[7]	(3,848)		(3,250)		(3,098)	[8]
Repayment of lease liabilities	[7]	290		(262)
Issuance of long-term debt, including debt issued designated at fair value	[7]	70,987		58,437		53,294	[8]
Repayment of long-term debt, including debt issued designated at fair value	[7]	(82,930)		(67,113)		(42,759)	[8]
Funding from UBS Group AG and its subsidiaries	[7],[10]	4,606		5,848		5,956	[8]
Net changes in non-controlling interests	[7]	0		0		0	[8]
Net activity related to group internal capital transactions and dividends	[7]	2,984		3,569		3,000	[8]
Net cash flow from / (used in) financing activities	[7]	15,336		(19,922)		4,098	[8]
Total cash flow
Cash and cash equivalents at the beginning of the year	[7]	39,598	[11]	42,895	[8],[12]	41,570
Net cash flow from / (used in) operating, investing and financing activities	[7]	(2,905)		(3,960)		1,559	[8]
Effects of exchange rate differences on cash and cash equivalents	[7]	2,706		664		(234)	[8]
Cash and cash equivalents at the end of the year	[7]	39,400	[13]	39,598	[11]	42,895	[8],[12]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[7]	34,283		36,275		36,248	[8]
of which: loans and advances to banks	[7]	4,085		2,697		4,849	[8]
of which: money market paper	[7],[14]	1,032		626		1,798	[8]
UBS AG (consolidated) | UBS Switzerland AG | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[7]	24,661		8,882		14,887	[8]
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[7]	(3)		0		(5)	[8]
Disposal of subsidiaries, associates and intangible assets	[7]	0	[9]	0		0	[8]
Purchase of property, equipment and software	[7]	(162)		(173)		(170)	[8]
Disposal of property, equipment and software	[7]	0		0		0	[8]
Purchase of financial assets measured at fair value through other comprehensive income	[7]	0		0		0	[8]
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[7]	0		0		15	[8]
Net (purchase) / redemption of debt securities measured at amortized cost	[7]	132		437		2,111	[8]
Net cash flow from / (used in) investing activities	[7]	(33)		264		1,951	[8]
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[7]	17		0		(3)	[8]
Distributions paid on UBS shares	[7]	0		0		0	[8]
Repayment of lease liabilities	[7]	0		0
Issuance of long-term debt, including debt issued designated at fair value	[7]	1,057		621		872	[8]
Repayment of long-term debt, including debt issued designated at fair value	[7]	(776)		(752)		(812)	[8]
Funding from UBS Group AG and its subsidiaries	[7],[10]	0		0		0	[8]
Net changes in non-controlling interests	[7]	0		0		0	[8]
Net activity related to group internal capital transactions and dividends	[7]	(1,307)		(2,055)		(2,372)	[8]
Net cash flow from / (used in) financing activities	[7]	(1,009)		(2,186)		(2,315)	[8]
Total cash flow
Cash and cash equivalents at the beginning of the year	[7]	62,551	[11]	54,757	[8],[12]	40,961
Net cash flow from / (used in) operating, investing and financing activities	[7]	23,619		6,961		14,523	[8]
Effects of exchange rate differences on cash and cash equivalents	[7]	7,171		833		(726)	[8]
Cash and cash equivalents at the end of the year	[7]	93,342	[13]	62,551	[11]	54,757	[8],[12]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[7]	91,638		60,926		53,490	[8]
of which: loans and advances to banks	[7]	1,695		1,127		1,249	[8]
of which: money market paper	[7],[14]	9		498		18	[8]
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[7]	26,804		(7,608)		13,509	[8]
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[7]	(43)		(20)		(158)	[8]
Disposal of subsidiaries, associates and intangible assets	[7]	660	[9]	14		40	[8]
Purchase of property, equipment and software	[7]	(697)		(600)		(481)	[8]
Disposal of property, equipment and software	[7]	3		1		3	[8]
Purchase of financial assets measured at fair value through other comprehensive income	[7]	(6,213)		(3,414)		(1,829)	[8]
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[7]	4,451		3,904		1,325	[8]
Net (purchase) / redemption of debt securities measured at amortized cost	[7]	(1,277)		45		(4,881)	[8]
Net cash flow from / (used in) investing activities	[7]	(3,117)		(70)		(5,982)	[8]
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[7]	0		0		53	[8]
Distributions paid on UBS shares	[7]	0		0		0	[8]
Repayment of lease liabilities	[7]	257		(234)
Issuance of long-term debt, including debt issued designated at fair value	[7]	229		142		560	[8]
Repayment of long-term debt, including debt issued designated at fair value	[7]	(118)		(1,017)		(772)	[8]
Funding from UBS Group AG and its subsidiaries	[7],[10]	0		0		0	[8]
Net changes in non-controlling interests	[7]	(6)		(8)		(31)	[8]
Net activity related to group internal capital transactions and dividends	[7]	(1,677)		(1,514)		(628)	[8]
Net cash flow from / (used in) financing activities	[7]	(1,829)		(2,630)		(820)	[8]
Total cash flow
Cash and cash equivalents at the beginning of the year	[7]	17,655	[11]	28,201	[8],[12]	22,256
Net cash flow from / (used in) operating, investing and financing activities	[7]	21,859		(10,308)		6,707	[8]
Effects of exchange rate differences on cash and cash equivalents	[7]	1,175		(239)		(762)	[8]
Cash and cash equivalents at the end of the year	[7]	40,689	[13]	17,655	[11]	28,201	[8],[12]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[7]	32,167		9,756		18,530	[8]
of which: loans and advances to banks	[7]	8,148		7,493		9,354	[8]
of which: money market paper	[7],[14]	$ 374		$ 406		$ 318	[8]

[1]
Includes cash proceeds from the sale of the majority stake in Fondcenter AG of USD 426 million for the year ended 31 December 2020. Refer to Note 29 for more information. Also includes dividends received from associates

[2]
USD 3,828 million, USD 3,192 million and USD 5,245 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 31 December 2020, 31 December 2019 and 31 December 2018, respectively. Refer to Note 23 for more information.

[3]	Includes only balances with an original maturity of three months or less.
[4]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading (31 December 2020: USD 117 million; 31 December 2019: USD 235 million; 31 December 2018: USD 366 million), Financial assets measured at fair value through other comprehensive income (31 December 2020: USD 178 million; 31 December 2019: USD 24 million; 31 December 2018: USD 8 million), Financial assets at fair value not held for trading (31 December 2020: USD 536 million; 31 December 2019: USD 920 million; 31 December 2018: USD 1,556 million) and Other financial assets measured at amortized cost (31 December 2020: USD 584 million; 31 December 2019: USD 351 million; 31 December 2018: USD 204 million).

[5]
USD 3,828 million, USD 3,192 million and USD 5,245 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 31 December 2020, 31 December 2019 and 31 December 2018, respectively. Refer to Note 23 for more information.

[6]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading (31 December 2020: USD 117 million; 31 December 2019: USD 235 million; 31 December 2018: USD 366 million), Financial assets measured at fair value through other comprehensive income (31 December 2020: USD 178 million; 31 December 2019: USD 24 million; 31 December 2018: USD 8 million), Financial assets at fair value not held for trading (31 December 2020: USD 536 million; 31 December 2019: USD 920 million; 31 December 2018: USD 1,556 million) and Other financial assets measured at amortized cost (31 December 2020: USD 584 million; 31 December 2019: USD 351 million; 31 December 2018: USD 204 million).

[7]	Cash flows generally represent a third-party view from a UBS AG consolidated perspective, except for Net activity related to group internal capital transactions and dividends
[8]
Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial assets previously classified as available-for-sale assets have been reclassified from investing to operating activities as the assets are accounted for at fair value through profit or loss effective 1 January 2018. Refer to Note 1c of the Annual Report 2018 for more information

[9]	Includes cash proceeds from the sale of the majority stake in Fondcenter AG of USD 426 million. Also includes dividends received from associates.
[10]	Represents funding from UBS Group AG to UBS AG.
[11]	Comprises balances with an original maturity of three months or less. USD 3,192 million of cash and cash equivalents were restricted.
[12]	Comprises balances with an original maturity of three months or less. USD 5,245 million of cash and cash equivalents were restricted.
[13]	Comprises balances with an original maturity of three months or less. USD 3,828 million of cash and cash equivalents were restricted.
[14]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.